Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Money market funds		$ 20,400,000
Cash equivalents
Insured limits amount		6,900,000	100,000
Goodwill impairment
Uncertain tax positions		0	0
Unrecognized tax benefits
Accrued interest and penalties
Annualized amount		$ 50,000,000
Subject vesting shares (in Dollars per share)		$ 12
Vesting addition shares (in Dollars per share)		$ 14
Unrecognized stock-based compensation expense		$ 1,323,936	$ 52,000
Common stock issuable (in Shares)		1,272,270
Earnout Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Unrecognized stock-based compensation expense		$ 6,600,000
Stock Options [Member]
Summary of Significant Accounting Policies [Line Items]
Dilutive shares (in Shares)	225,239